Employee benefits 2 (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefits
Employee benefit expenses incurred	¥ 37,553	¥ 81,278	¥ 65,727